Restatement of Previously Issued Financial Statements (Tables)	6 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Summary of Restatement of Financial Statements
The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported investments held in trust, operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of August 18, 2020 (audited)
Total Liabilities	$25,131,073	$43,439,891	$68,570,964
Class A Ordinary Shares Subject to Redemption	661,895,720	(43,439,891)	618,455,829
Class A Ordinary Shares	281	434	715
Additional Paid in Capital	5,003,001	8,377,722	13,380,723
Accumulated Deficit	(5,000)	(8,378,156)	(8,383,156)
Number of Class A ordinary shares subject to redemption	66,189,572	(4,343,989)	61,845,583

Balance sheet as of September 30, 2020 (unaudited)
Total Liabilities	$25,274,901	$116,489,061	$141,763,962
Class A Ordinary Shares Subject to Redemption	661,858,040	(116,489,061)	545,368,979
Class A Ordinary Shares	281	1,165	1,446
Additional Paid-in Capital	5,040,681	81,426,161	86,466,842
Accumulated Deficit	(42,685)	(81,427,326)	(81,470,011)
Number of Class A ordinary shares subject to redemption	66,185,804	(11,648,906)	54,536,898

Balance sheet as of December 31, 2020 (audited)
Total Liabilities	$25,068,093	$219,794,968	$244,863,061
Class A Ordinary Shares Subject to Redemption	660,858,080	(219,794,968)	441,063,112
Class A Ordinary Shares	291	2,198	2,489
Additional Paid-in Capital	6,040,631	184,731,035	190,771,666
Accumulated Deficit	(1,042,637)	(184,733,233)	(185,775,870)
Number of Class A ordinary shares subject to redemption	66,085,808	(21,979,497)	44,106,311

Statement of operations for the period from July 3, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	$(42,685)	$(81,427,326)	$(81,470,011)
Weighted average shares outstanding – Class A redeemable shares	69,000,000	—	69,000,000
Basic and Diluted EPS – Class A	0.00	0.00	0.00
Weighted average shares outstanding – Class B	17,250,000	—	17,250,000
Basic and Diluted EPS – Class B	0.00	(4.72)	(4.72)
Statement of operations for the period from July 3, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(1,042,637)	$(184,733,233)	$(185,775,870)
Weighted average shares outstanding – Class A redeemable shares	69,000,000	—	69,000,000
Basic and Diluted EPS – Class A	0.00	0.00	0.00
Weighted average shares outstanding – Class B	17,250,000	—	16,748,571
Basic and Diluted EPS – Class B	(0.06)	(11.03)	(11.09)